Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Earnings (Loss) Per Share

As discussed in Note 1, Description of Business, on January 31, 2017 our common stock was reclassified into shares of Class B common stock and, on February 6, 2017, we completed our IPO of Class A common stock. Other than voting rights, the Class B common stock has the same rights as the Class A common stock and therefore both are treated as the same class of stock for purposes of the earnings per share calculation. Laureate computes basic earnings per share (EPS) by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted EPS reflects the potential dilution that would occur if share-based compensation awards, contingently issuable shares, and convertible securities were exercised or converted into common stock. To calculate the diluted EPS, the basic weighted average number of shares is increased by the dilutive effect of stock options, restricted stock, restricted stock units, and other share-based compensation arrangements determined using the treasury stock method.
The following tables summarize the computations of basic and diluted earnings per share:

For the years ended December 31,	2017	2016	2015
Numerator used in basic and diluted earnings (loss) per common share for continuing operations:
Income (loss) from continuing operations	$20,838	$332,740	$(324,199)
Net loss attributable to noncontrolling interests	$804	$1,393	$623
Income (loss) from continuing operations attributable to Laureate Education, Inc.	$21,642	$334,133	$(323,576)

Accretion of redemption value of redeemable noncontrolling interests and equity	317	263	(13,041)
Adjusted for: accretion related to noncontrolling interests and equity redeemable at fair value	(6,358)	33	6,879
Accretion of redemption value of Series A Preferred Stock	(292,450)	(1,719)	—
Distributed and undistributed earnings to participating securities	(1)	(98)	(11)
Subtotal: accretion of Series A convertible redeemable preferred stock and other redeemable noncontrolling interests and equity	(298,492)	(1,521)	(6,173)
Net (loss) income from continuing operations available to common stockholders for basic and diluted earnings per share	$(276,850)	$332,612	$(329,749)

Numerator used in basic and diluted earnings (loss) per common share for discontinued operations:
Income from discontinued operations, net of tax	72,926	33,446	8,354
(Income) loss attributable to noncontrolling interests	(3,103)	4,268	(1,026)
Allocation of earnings from discontinued operations to participating securities	(5)	(16)	—
Net income from discontinued operations for basic and diluted earnings per share	69,818	37,698	7,328

Denominator used in basic and diluted (loss) earnings per common share:
Basic weighted average shares outstanding	172,409	133,295	132,950
Effect of dilutive stock options	—	833	—
Effect of dilutive restricted stock units	—	278	—
Dilutive weighted average shares outstanding	172,409	134,406	132,950

Basic earnings (loss) per share:
(Loss) income from continuing operations	$(1.60)	$2.50	$(2.49)
Income from discontinued operations	0.40	0.28	0.05
Basic (loss) earnings per share	$(1.20)	$2.78	$(2.44)
Diluted earnings (loss) per share:
(Loss) income from continuing operations	$(1.60)	$2.48	$(2.49)
Income from discontinued operations	0.40	0.28	0.05
Diluted (loss) earnings per share	$(1.20)	$2.76	$(2.44)

The shares of Class A common stock that would be issued upon completion of the conversion of the Series A Preferred Stock are not included in the calculation of diluted EPS as the effect would have been antidilutive. The following table summarizes the number of stock options and shares of restricted stock that were excluded from the diluted EPS calculations because the effect would have been antidilutive:

For the years ended December 31,	2017	2016	2015
Stock options	12,497	5,773	10,743
Restricted stock	986	181	430